Prepaid and accrued expenses	12 Months Ended
Dec. 31, 2020
Prepaid Expense And Deferred Costs [Abstract]
Prepaid and accrued expenses

6. Prepaid and accrued expenses

As at December 31, 2020 and 2019, prepaid expenses mainly consist of advance or milestone payments made as part of our ongoing clinical trials.

As at December 31, 2020 and 2019, accrued expenses consisted of the following:

	As at December 31,
in USD ‘000	2020	2019
Accrued research and development expenses	7,662	7,244
Accrued compensation-related expenses	2,334	1,882
Accrued other expenses	252	1,292
Total accrued expenses	10,248	10,418